DEPOSITS (Details) $ in Millions	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)
Interest bearing:
Public sector	€ 3,018,000,000		€ 2,624,000,000
Private sector:
Corporations	4,950,000,000		4,250,000,000
Individuals	30,674,000,000		30,284,000,000
Interbank	3,629,000,000		13,058,000,000
Total interest bearing deposits	42,271,000,000	$ 51,040	50,216,000,000
Non-interest bearing:
Public sector	126,000,000		189,000,000
Private sector:
Corporations	1,161,000,000		1,004,000,000
Individuals	200,000,000		194,000,000
Interbank	91,000,000		67,000,000
Total non-interest bearing deposits	1,578,000,000	1,905	1,454,000,000
Total:
Public sector	3,144,000,000		2,813,000,000
Private sector:
Corporations	6,111,000,000		5,254,000,000
Individuals	30,874,000,000		30,478,000,000
Interbank	3,720,000,000		13,125,000,000
Total deposits	43,849,000,000	$ 52,945	51,670,000,000
Deposits Textual Details [Abstract]
Euro approximation of USD 100,000	82,820
The aggregate amount of short-term certificates of deposit	3,000,000		27,000,000
Interest bearing deposits with scheduled maturities in excess of one year.	849,000,000		785,000,000
Group interest bearing deposits, for which the Group has elected the fair value option, because they have embedded derivatives.	866,000,000		527,000,000
Funding from the European Central Bank (through the Bank of Greece) which is Included in domestic interest bearing deposits.	2,750,000,000		6,708,000,000
Net Trading Loss Of Fair Value Changes Interest Bearing Deposits	9,000,000		4,000,000
Funding from the Emergency Liquidity Assistance (ELA) which is Included in domestic interest bearing deposits.	0		5,600,000,000
Greek Residents Deposits
Interest bearing:
Public sector	3,017,000,000		2,623,000,000
Private sector:
Corporations	4,515,000,000		3,836,000,000
Individuals	29,219,000,000		28,846,000,000
Interbank	2,867,000,000		12,444,000,000
Total interest bearing deposits	39,618,000,000		47,749,000,000
Non-interest bearing:
Public sector	126,000,000		189,000,000
Private sector:
Corporations	1,104,000,000		943,000,000
Individuals	168,000,000		167,000,000
Interbank	46,000,000		31,000,000
Total non-interest bearing deposits	1,444,000,000		1,330,000,000
Total:
Public sector	3,143,000,000		2,812,000,000
Private sector:
Corporations	5,619,000,000		4,779,000,000
Individuals	29,387,000,000		29,013,000,000
Interbank	2,913,000,000		12,475,000,000
Total deposits	41,062,000,000		49,079,000,000
Foreign Deposits
Interest bearing:
Public sector	1,000,000		1,000,000
Private sector:
Corporations	435,000,000		414,000,000
Individuals	1,455,000,000		1,438,000,000
Interbank	762,000,000		614,000,000
Total interest bearing deposits	2,653,000,000		2,467,000,000
Non-interest bearing:
Public sector	0		0
Private sector:
Corporations	57,000,000		61,000,000
Individuals	32,000,000		27,000,000
Interbank	45,000,000		36,000,000
Total non-interest bearing deposits	134,000,000		124,000,000
Total:
Public sector	1,000,000		1,000,000
Private sector:
Corporations	492,000,000		475,000,000
Individuals	1,487,000,000		1,465,000,000
Interbank	807,000,000		650,000,000
Total deposits	€ 2,787,000,000		€ 2,591,000,000